INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table presents the change in the balance of intangible assets for the six-month period ended June 30, 2023 and the twelve-month period ended December 31, 2022:

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Gross carrying amount
Balance at beginning of period	$10,693	$5,087
Additions	217	439
Dispositions	(335)	(1)
Acquisitions through business combinations (1)	—	5,217
Assets reclassified as held for sale	—	(159)
Foreign currency translation	257	110
Balance at end of period	$10,832	$10,693
Accumulated amortization
Balance at beginning of period	$(1,398)	$(861)
Amortization and impairment expense	(384)	(561)
Dispositions	78	2
Assets reclassified as held for sale	—	29
Foreign currency translation	(46)	(7)
Balance at end of period	$(1,750)	$(1,398)
Net book value	$9,082	$9,295
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(1)See Note 3 for additional information.
In connection with the company’s acquisition of CDK Global, the company acquired customer relationship intangible assets which pertain to strong and continuing relationships with many of the company’s customers which contribute to the revenues and cash flows generated by the company’s respective operations. These customer relationships were valued at the date of acquisition using a multi-period excess earnings approach. The customer relationship intangible assets acquired in connection with the CDK Global acquisition have a carrying value of $3.4 billion at June 30, 2023 and a remaining useful life of 14 years.